Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital	Treasury shares	Capital reserve	Share-based long-term incentive plan (LTIP)	Retained earnings	Equity valuation adjustments	Other comprehensive income
Equity at Dec. 31, 2022	R$ 11,842,126	R$ 26	R$ (475,354)	R$ 5,828,754	R$ 273,819	R$ 6,237,392	R$ (22,372)	R$ (139)
Net income for the year	1,653,684					1,653,684
Currency translation adjustment	56							56
Loss on financial assets through OCI	(558)							(558)
Gain (Loss) on cash flow hedge through OCI	168							168
Share based long term incentive plan (LTIP)	144,617				144,617
Acquisition of treasury shares	(399,408)		(399,408)
(LTIP) of treasury shares			114,444		(114,444)
Equity at Dec. 31, 2023	13,240,685	26	(760,318)	5,828,754	303,992	7,891,076	(22,372)	(473)
Net income for the year	2,116,368					2,116,368
Currency translation adjustment	767							767
Loss on financial assets through OCI	(85,472)							(85,472)
Gain (Loss) on cash flow hedge through OCI	2,266							2,266
Capital reserve	(475)			(475)
Share based long term incentive plan (LTIP)	178,692				178,692
Acquisition of treasury shares	(784,459)		(784,459)
(LTIP) of treasury shares			177,099		(177,099)
Equity at Dec. 31, 2024	14,668,372	26	(1,367,678)	5,828,279	305,585	10,007,444	(22,372)	(82,912)
Net income for the year	2,118,362					2,118,362
Currency translation adjustment	117							117
Loss on financial assets through OCI	(120,494)							(120,494)
Gain (Loss) on cash flow hedge through OCI	(4,588)							(4,588)
Capital reserve	(2,368)			(2,368)
Dividends distributed	(801,746)					(801,746)
Share based long term incentive plan (LTIP)	112,098				112,098
Acquisition of treasury shares	(1,330,183)		(1,330,183)
Share cancellation			1,208,680	(1,208,680)
(LTIP) of treasury shares			159,803		(159,803)
Equity at Dec. 31, 2025	R$ 14,639,570	R$ 26	R$ (1,329,378)	R$ 4,617,231	R$ 257,880	R$ 11,324,060	R$ (22,372)	R$ (207,877)